Goodwill and intangible assets, net (Details 2) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 20,434
2024	18,812
2025	17,607
2026	17,607
Thereafter	23,998
Intangible assets, net	$ 98,458